GOODWILL AND INTANGIBLES GOODWILL AND INTANGIBLES (Details 2) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Schedule Of Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Finite-Lived Intangible Assets, Gross	$ 749.2	$ 745.9	$ 166.1	$ 166.1
Finite-Lived Intangible Assets, Accumulated Amortization	(86.0)	(68.4)	(46.3)	(42.6)
Finite-Lived Intangible Assets, Net	663.2	677.5	119.8	123.5
Customers, customer contracts and relationships
Schedule Of Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Finite-Lived Intangible Assets, Gross	643.8	641.0	152.9	152.9
Finite-Lived Intangible Assets, Accumulated Amortization	(75.9)	(64.0)	(44.7)	(41.0)
Finite-Lived Intangible Assets, Net	$ 567.9	577.0	108.2	111.9
Trade Names
Schedule Of Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Finite-Lived Intangible Asset, Useful Life	1 year
Finite-Lived Intangible Assets, Gross	$ 17.9	17.9	10.9	10.9
Finite-Lived Intangible Assets, Accumulated Amortization	(2.7)	0.0	0.0	0.0
Finite-Lived Intangible Assets, Net	15.2	17.9	10.9	10.9
Acquired Technology
Schedule Of Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Finite-Lived Intangible Assets, Gross	85.2	84.7	0.0	0.0
Finite-Lived Intangible Assets, Accumulated Amortization	(5.7)	(2.7)	0.0	0.0
Finite-Lived Intangible Assets, Net	79.5	82.0	0.0	0.0
Other Intangible Assets
Schedule Of Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Finite-Lived Intangible Assets, Gross	2.3	2.3	2.3	2.3
Finite-Lived Intangible Assets, Accumulated Amortization	(1.7)	(1.7)	(1.6)	(1.6)
Finite-Lived Intangible Assets, Net	$ 0.6	$ 0.6	$ 0.7	$ 0.7
Minimum | Customers, customer contracts and relationships
Schedule Of Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Finite-Lived Intangible Asset, Useful Life		10 years
Minimum | Acquired Technology
Schedule Of Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Finite-Lived Intangible Asset, Useful Life		7 years
Minimum | Other Intangible Assets
Schedule Of Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Finite-Lived Intangible Asset, Useful Life		4 years
Maximum | Customers, customer contracts and relationships
Schedule Of Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Finite-Lived Intangible Asset, Useful Life		15 years
Maximum | Acquired Technology
Schedule Of Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Finite-Lived Intangible Asset, Useful Life		7 years
Maximum | Other Intangible Assets
Schedule Of Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Finite-Lived Intangible Asset, Useful Life		10 years